S000051686 [Member] Expense Example - Franklin U.S. Low Volatility High Dividend Index ETF - Franklin U.S. Low Volatility High Dividend Index ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	$ 343